Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [line items]
Account payables	$ 116,554	$ 104,176
Account payables to related parties	12,880	8,681
Trade payable	129,434	112,857
Other payables and financial liabilities	1,156	7,580
Trade, other payables and financial liabilities	130,590	120,437
Fuel derivative instruments [member]
Trade and other payables [line items]
Other payables and financial liabilities		2,801
Others [member]
Trade and other payables [line items]
Other payables and financial liabilities	$ 1,156	$ 4,779